Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Accounting Policies [Abstract]
Schedule of dilutive securities excluded from the computation weighted-average shares

	December 31,
	2016	2015
Series A preferred stock	-	1,969,818
Performance-based stock units	243,774	249,510
Restricted stock units	1,224,957	1,066,193
Convertible stockholder note	-	96,618
Common stock warrants	9,806,028	-

	September 30,
	2016	2015
Series A redeemable preferred stock	—	1,034,181
Series B redeemable preferred stock	—	1,159,418
Performance-based stock units	247,309	—
Restricted stock units	1,094,351	—
Convertible stockholder note	—	96,618
Common stock warrants	8,186,934	—